Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
215.564.8000

October 30, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                           EGA Frontier Diversified Core Fund (the “Trust”)
Amended Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purpose of: (i) including the audited financial statements and report of independent registered public accounting firm related to the $100,000 share purchase made by Emerging Global Advisors, LLC to serve as the seed money for the Trust prior to the commencement of the public offering of its shares, pursuant to Section 14(a) of the 1940 Act; and (ii) reflecting certain modifications to the disclosure contained in the Prospectus and the Statement of Additional Information of the Trust.

Under separate cover, the Trust will request acceleration of the effectiveness of its registration statement as amended by the Pre-Effective Amendment to Friday, November 1, 2013.

Please contact me at (215) 564-8011 with any questions or comments relating to this filing.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

CC: Mary Cole

Enclosure